Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Available-for-sale equity securities	$ 11	$ 11
Trading equity securities	8	8
Long-term State receivables	388	403
Long-term receivables from third parties	1	1
Prepaid for pension		8
Deposits and other non-current assets	26	28
Total	$ 434	$ 459